Consolidating Condensed Financial Information	12 Months Ended
Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Consolidating Condensed Financial Information

Exhibit 99.1

NOTE 18 — CONSOLIDATING CONDENSED FINANCIAL INFORMATION

As of December 31, 2015, all of the Company’s principal debt arrangements were guaranteed by each of its material domestic subsidiaries, other than, MGM Grand Detroit, LLC, MGM National Harbor, LLC, Blue Tarp reDevelopment, LLC (the company that will own and operate the Company’s proposed casino in Springfield, Massachusetts), and each of their respective subsidiaries. The Company’s international subsidiaries, including MGM China and its subsidiaries, are not guarantors of such indebtedness. Separate consolidating condensed financial statement information for the subsidiary guarantors and non-guarantors as of December 31, 2015 and December 31, 2014, and for the three years ended December 31, 2015, 2014, and 2013 are presented below. Within the Condensed Consolidating Statements of Cash Flows for the years ended December 31, 2015 and 2014, the Company has presented net changes in intercompany accounts as investing activities if the applicable entities have a net asset in intercompany accounts and as a financing activity if the applicable entities have a net intercompany liability balance.

On April 25, 2016, MGM Growth Properties LLC (“MGP”), a subsidiary of the Company, completed its initial public offering (“IPO”) of 57,500,000 of its Class A shares representing limited liability company interests (inclusive of the full exercise by the underwriters of their option to purchase 7,500,000 Class A shares) at an initial offering price of $21 per share.  In connection with the IPO, the Company and MGP entered into a series of transactions and several agreements that, among other things, set forth the terms and conditions of the IPO and provide a framework for the Company’s relationship with MGP. MGP is organized as an umbrella partnership REIT (commonly referred to as an “UPREIT”) structure in which substantially all of its assets and substantially all of its businesses are conducted through its operating partnership subsidiary, MGM Growth Properties Operating Partnership LP (the “Operating Partnership”). MGP contributed the proceeds from the IPO to the Operating Partnership in exchange for 26.7% of the units in the Operating Partnership.

Pursuant to a master contribution agreement by and between the Company, MGP and the Operating Partnership, the Company contributed the real estate assets of The Mirage, Mandalay Bay, Luxor, New York-New York, Monte Carlo, Excalibur, the Park, Gold Strike Tunica, MGM Grand Detroit and Beau Rivage to newly formed subsidiaries and subsequently transferred 100% ownership interest in such subsidiaries to the Operating Partnership in exchange for Operating Partnership units in the Operating Partnership on the closing date of the IPO. Concurrently, pursuant to a master lease agreement by and between a subsidiary of the Company (the “Tenant”) and a subsidiary of the Operating Partnership (the “Landlord”), the Tenant has leased the contributed real estate assets from the Landlord.

Because the transactions described above represent transactions between entities under common control, the consolidating condensed financial statement information presented below has been retrospectively adjusted, as if the assets had been transferred to MGP as of the earliest date presented. Accordingly, the real estate assets and associated operations in all periods prior to the IPO date were reclassified to conform to the current organizational structure, and are reflected in the financial information for MGP, a non-guarantor subsidiary, that currently has legal title to such assets.

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2015
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated

	(In thousands)
Current assets	$561,310	$932,374	$—	$915,979	$(914)	$2,408,749
Property and equipment, net	—	5,089,726	7,793,639	2,500,401	(11,971)	15,371,795
Investments in subsidiaries	18,491,578	2,956,404	—	—	(21,447,982)	—
Investments in and advances to unconsolidated affiliates	—	1,460,084	—	6,413	25,000	1,491,497
Intercompany accounts	—	3,234,271	—	—	(3,234,271)	—
Other non-current assets	38,577	444,333	—	5,460,227	—	5,943,137
	$19,091,465	$14,117,192	$7,793,639	$8,883,020	$(24,670,138)	$25,215,178
Current liabilities	$536,165	$994,570	$—	$708,130	$(914)	$2,237,951
Intercompany accounts	2,390,461	—	—	843,810	(3,234,271)	—
Deferred income taxes, net	631,763	—	1,734,680	314,133	—	2,680,576
Long-term debt	10,393,197	4,837	—	1,970,277	—	12,368,311
Other long-term obligations	19,952	67,212	—	70,499	—	157,663
Total liabilities	13,971,538	1,066,619	1,734,680	3,906,849	(3,235,185)	17,444,501
Redeemable noncontrolling interests	—	—	—	6,250	—	6,250
MGM Resorts International stockholders' equity	5,119,927	13,050,573	6,058,959	2,325,421	(21,434,953)	5,119,927
Noncontrolling interests	—	—	—	2,644,500	—	2,644,500
Total stockholders' equity	5,119,927	13,050,573	6,058,959	4,969,921	(21,434,953)	7,764,427
	$19,091,465	$14,117,192	$7,793,639	$8,883,020	$(24,670,138)	$25,215,178

	December 31, 2014
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated

	(In thousands)
Current assets	$1,390,806	$868,688	$—	$768,335	$(669)	$3,027,160
Property and equipment, net	—	5,112,543	7,867,812	1,473,159	(11,972)	14,441,542
Investments in subsidiaries	18,689,695	3,896,365	—	—	(22,586,060)	—
Investments in and advances to unconsolidated affiliates	—	1,526,446	—	7,588	25,000	1,559,034
Intercompany accounts	—	2,175,091	—	—	(2,175,091)	—
Other non-current assets	38,531	414,801	—	7,112,846	—	7,566,178
	$20,119,032	$13,993,934	$7,867,812	$9,361,928	$(24,748,792)	$26,593,914
Current liabilities	$1,680,319	$953,179	$—	$775,097	$(670)	$3,407,925
Intercompany accounts	1,932,780	—	—	242,311	(2,175,091)	—
Deferred income taxes, net	572,363	—	1,740,465	309,032	—	2,621,860
Long-term debt	11,805,030	4,837	—	995,418	—	12,805,285
Other long-term obligations	37,623	58,016	—	34,931	—	130,570
Total liabilities	16,028,115	1,016,032	1,740,465	2,356,789	(2,175,761)	18,965,640
MGM Resorts International stockholders' equity	4,090,917	12,977,902	6,127,347	3,467,782	(22,573,031)	4,090,917
Noncontrolling interests	—	—	—	3,537,357	—	3,537,357
Total stockholders' equity	4,090,917	12,977,902	6,127,347	7,005,139	(22,573,031)	7,628,274
	$20,119,032	$13,993,934	$7,867,812	$9,361,928	$(24,748,792)	$26,593,914

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2015
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$6,429,103	$—	$2,763,862	$(2,897)	$9,190,068
Equity in subsidiaries' earnings	376,074	(566,270)	—	—	190,196	—
Expenses
Casino and hotel operations	6,717	3,807,569	—	1,813,987	(2,897)	5,625,376
General and administrative	4,959	1,038,053	58,473	207,619	—	1,309,104
Corporate expense	120,615	154,424	—	(488)	—	274,551
Preopening and start-up expenses	—	4,973	—	66,354	—	71,327
Property transactions, net	—	24,688	6,665	1,472,589	—	1,503,942
Depreciation and amortization	—	348,159	196,816	274,908	—	819,883
	132,291	5,377,866	261,954	3,834,969	(2,897)	9,604,183
Income (loss) from unconsolidated affiliates	—	259,002	—	(1,119)	—	257,883
Operating income (loss)	243,783	743,969	(261,954)	(1,072,226)	190,196	(156,232)
Interest expense, net of amounts capitalized	(762,529)	(1,057)	—	(33,993)	—	(797,579)
Other, net	49,497	(84,958)	—	(56,971)	—	(92,432)
Income (loss) before income taxes	(469,249)	657,954	(261,954)	(1,163,190)	190,196	(1,046,243)
Benefit (provision) for income taxes	21,529	(7,125)	—	(7,810)	—	6,594
Net income (loss)	(447,720)	650,829	(261,954)	(1,171,000)	190,196	(1,039,649)
Less: Net loss attributable to noncontrolling interests	—	—	—	591,929	—	591,929
Net income (loss) attributable to MGM Resorts International	$(447,720)	$650,829	$(261,954)	$(579,071)	$190,196	$(447,720)
Net income (loss)	$(447,720)	$650,829	$(261,954)	$(1,171,000)	$190,196	$(1,039,649)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	1,703	1,703	—	3,727	(3,406)	3,727
Other	(672)	(672)	—	—	672	(672)
Other comprehensive income (loss)	1,031	1,031	—	3,727	(2,734)	3,055
Comprehensive income (loss)	(446,689)	651,860	(261,954)	(1,167,273)	187,462	(1,036,594)
Less: Comprehensive loss attributable to noncontrolling interests	—	—	—	589,905	—	589,905
Comprehensive income (loss) attributable to MGM Resorts International	$(446,689)	$651,860	$(261,954)	$(577,368)	$187,462	$(446,689)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2015
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(776,996)	$1,375,703	$(58,473)	$464,845	$—	$1,005,079
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(353,245)	(129,308)	(984,266)	—	(1,466,819)
Dispositions of property and equipment	—	7,901	—	131	—	8,032
Proceeds from sale of business units and investment in unconsolidated affiliates	—	92,207	—	—	—	92,207
Investments in and advances to unconsolidated affiliates	(141,390)	(54,672)	—	—	—	(196,062)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	201,612	—	—	—	201,612
Investments in cash deposits - original maturities longer than 90 days	(200,205)	—	—	—	—	(200,205)
Proceeds from cash deposits - original maturities longer than 90 days	770,205	—	—	—	—	770,205
Intercompany accounts	—	(1,059,181)	—	—	1,059,181	—
Other	—	(7,516)	—	3,488	—	(4,028)
Net cash provided by (used in) investing activities	428,610	(1,172,894)	(129,308)	(980,647)	1,059,181	(795,058)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities - maturities of 90 days or less	(28,000)	—	—	1,005,275	—	977,275
Borrowings under bank credit facilities - maturities longer than 90 days	3,768,750	—	—	1,350,000	—	5,118,750
Repayments under bank credit facilities - maturities longer than 90 days	(3,768,750)	—	—	(1,350,000)	—	(5,118,750)
Retirement of senior notes	(875,504)	—	—	—	—	(875,504)
Debt issuance costs	—	—	—	(46,170)	—	(46,170)
Intercompany accounts	1,003,750	(157,958)	187,781	25,608	(1,059,181)	—
Distributions to noncontrolling interest owners	—	—	—	(307,227)	—	(307,227)
Proceeds from issuance of redeemable noncontrolling interest	—	—	—	6,250	—	6,250
Other	(12,512)	—	—	9	—	(12,503)
Net cash provided by (used in) financing activities	87,734	(157,958)	187,781	683,745	(1,059,181)	(257,879)
Effect of exchange rate on cash	—	—	—	793	—	793
Cash and cash equivalents
Net increase (decrease) for the period	(260,652)	44,851	—	168,736	—	(47,065)
Change in cash related to assets held for sale	—	3,662	—	—	—	3,662
Balance, beginning of period	799,508	255,655	—	658,552	—	1,713,715
Balance, end of period	$538,856	$304,168	$—	$827,288	$—	$1,670,312

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2014
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$6,270,708	$—	$3,813,736	$(2,460)	$10,081,984
Equity in subsidiaries' earnings	938,712	339,312	—	—	(1,278,024)	—
Expenses
Casino and hotel operations	5,482	3,810,711	—	2,554,965	(2,460)	6,368,698
General and administrative	4,743	1,046,803	59,980	207,223	—	1,318,749
Corporate expense	72,116	150,938	—	15,757	—	238,811
Preopening and start-up expenses	—	5,384	—	33,873	—	39,257
Property transactions, net	—	36,612	—	4,390	—	41,002
Depreciation and amortization	—	329,589	186,262	299,914	—	815,765
	82,341	5,380,037	246,242	3,116,122	(2,460)	8,822,282
Income (loss) from unconsolidated affiliates	—	64,014	—	(178)	—	63,836
Operating income (loss)	856,371	1,293,997	(246,242)	697,436	(1,278,024)	1,323,538
Interest expense, net of amounts capitalized	(794,826)	(574)	—	(21,661)	—	(817,061)
Other, net	50,793	(90,679)	—	(55,705)	—	(95,591)
Income (loss) before income taxes	112,338	1,202,744	(246,242)	620,070	(1,278,024)	410,886
Provision for income taxes	(262,211)	(20,735)	—	(762)	—	(283,708)
Net income (loss)	(149,873)	1,182,009	(246,242)	619,308	(1,278,024)	127,178
Less: Net income attributable to noncontrolling interests	—	—	—	(277,051)	—	(277,051)
Net income (loss) attributable to MGM Resorts International	$(149,873)	$1,182,009	$(246,242)	$342,257	$(1,278,024)	$(149,873)
Net income (loss)	$(149,873)	$1,182,009	$(246,242)	$619,308	$(1,278,024)	$127,178
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(762)	(762)	—	(1,293)	1,524	(1,293)
Other	1,250	1,250	—	—	(1,250)	1,250
Other comprehensive income (loss)	488	488	—	(1,293)	274	(43)
Comprehensive income (loss)	(149,385)	1,182,497	(246,242)	618,015	(1,277,750)	127,135
Less: Comprehensive loss attributable to noncontrolling interests	—	—	—	(276,520)	—	(276,520)
Comprehensive income (loss) attributable to MGM Resorts International	$(149,385)	$1,182,497	$(246,242)	$341,495	$(1,277,750)	$(149,385)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2014
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(718,756)	$1,163,402	$(59,980)	$721,004	$25,000	$1,130,670
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(289,431)	(90,504)	(492,106)	—	(872,041)
Dispositions of property and equipment	—	6,631	—	1,020	—	7,651
Investments in and advances to unconsolidated affiliates	(31,400)	(46,640)	—	—	(25,000)	(103,040)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	132	—	—	—	132
Investments in treasury securities - maturities longer than 90 days	—	(123,133)	—	—	—	(123,133)
Proceeds from treasury securities - maturities longer than 90 days	—	210,300	—	—	—	210,300
Investments in cash deposits - original maturities longer than 90 days	(570,000)	—	—	—	—	(570,000)
Intercompany accounts	—	(704,785)	—	—	704,785	—
Payments for gaming licenses	—	—	—	(85,000)	—	(85,000)
Other	—	10,981	—	—	—	10,981
Net cash provided by (used in) investing activities	(601,400)	(935,945)	(90,504)	(576,086)	679,785	(1,524,150)
Cash flows from financing activities
Net repayments under bank credit facilities - maturities of 90 days or less	(28,000)	—	—	—	—	(28,000)
Borrowings under bank credit facilities - maturities longer than 90 days	3,821,250	—	—	1,350,000	—	5,171,250
Repayments under bank credit facilities - maturities longer than 90 days	(3,821,250)	—	—	(1,350,000)	—	(5,171,250)
Issuance of senior notes	1,250,750	—	—	—	—	1,250,750
Retirement of senior notes	(508,900)	—	—	—	—	(508,900)
Debt issuance costs	(13,681)	—	—	—	—	(13,681)
Intercompany accounts	1,045,048	(204,794)	150,484	(285,953)	(704,785)	—
Distributions to noncontrolling interest owners	—	—	—	(386,709)	—	(386,709)
Other	(4,213)	(803)	—	(367)	—	(5,383)
Net cash provided by (used in) financing activities	1,741,004	(205,597)	150,484	(673,029)	(704,785)	308,077
Effect of exchange rate on cash	—	—	—	(889)	—	(889)
Cash and cash equivalents
Net increase (decrease) for the period	420,848	21,860	—	(529,000)	—	(86,292)
Change in cash related to assets held for sale	—	(3,662)	—	—	—	(3,662)
Balance, beginning of period	378,660	237,457	—	1,187,552	—	1,803,669
Balance, end of period	$799,508	$255,655	$—	$658,552	$—	$1,713,715

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2013
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Net revenues	$—	$5,955,001	$—	$3,856,728	$(2,066)	$9,809,663
Equity in subsidiaries' earnings	638,030	289,384	—	—	(927,414)	—
Expenses
Casino and hotel operations	5,644	3,622,940	—	2,632,198	(2,066)	6,258,716
General and administrative	4,432	1,009,511	59,485	205,022	—	1,278,450
Corporate expense	66,307	125,500	—	41,938	(17,000)	216,745
Preopening and start-up expenses	—	4,205	—	9,109	—	13,314
Property transactions, net	—	126,773	—	(2,012)	—	124,761
Depreciation and amortization	—	343,741	194,388	311,096	—	849,225
	76,383	5,232,670	253,873	3,197,351	(19,066)	8,741,211
Income from unconsolidated affiliates	—	68,807	—	22	—	68,829
Operating income (loss)	561,647	1,080,522	(253,873)	659,399	(910,414)	1,137,281
Interest expense, net of amounts capitalized	(805,933)	(6,333)	—	(45,081)	—	(857,347)
Other, net	39,524	(212,065)	—	(45,203)	—	(217,744)
Income (loss) before income taxes	(204,762)	862,124	(253,873)	569,115	(910,414)	62,190
Benefit (provision) for income taxes	33,028	11,111	—	(64,955)	—	(20,816)
Net income (loss)	(171,734)	873,235	(253,873)	504,160	(910,414)	41,374
Less: Net income attributable to noncontrolling interests	—	—	—	(213,108)	—	(213,108)
Net income (loss) attributable to MGM Resorts International	$(171,734)	$873,235	$(253,873)	$291,052	$(910,414)	$(171,734)
Net income (loss)	$(171,734)	$873,235	$(253,873)	$504,160	$(910,414)	$41,374
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(1,915)	(1,915)	—	(3,993)	3,830	(3,993)
Other	115	115	—	—	(115)	115
Other comprehensive income (loss)	(1,800)	(1,800)	—	(3,993)	3,715	(3,878)
Comprehensive income (loss)	(173,534)	871,435	(253,873)	500,167	(906,699)	37,496
Less: Comprehensive loss attributable to noncontrolling interests	—	—	—	(211,030)	—	(211,030)
Comprehensive income (loss) attributable to MGM Resorts International	$(173,534)	$871,435	$(253,873)	$289,137	$(906,699)	$(173,534)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2013
		Guarantor	Non-Guarantor Subsidiaries
	Parent	Subsidiaries	MGP	Other	Elimination	Consolidated
	(In thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(819,282)	$1,131,587	$(59,485)	$1,057,628	$—	$1,310,448
Cash flows from investing activities
Capital expenditures, net of construction payable	—	(234,662)	(78,528)	(248,934)	—	(562,124)
Dispositions of property and equipment	—	11,648	—	6,382	—	18,030
Investments in and advances to unconsolidated affiliates	(23,600)	(5,353)	—	—	—	(28,953)
Distributions from unconsolidated affiliates in excess of cumulative earnings	—	110	—	—	—	110
Investments in trreasury securities - maturities longer than 90 days	—	(219,546)	—	—	—	(219,546)
Proceeds from trreasury securities - maturities longer than 90 days	—	252,592	—	—	—	252,592
Payments for gaming licenses	—	—	—	(21,600)	—	(21,600)
Other	—	1,354	—	—	—	1,354
Net cash used in investing activities	(23,600)	(193,857)	(78,528)	(264,152)	—	(560,137)
Cash flows from financing activities
Net repayments under bank credit facilities - maturities of 90 days or less	(28,000)	—	—	—	—	(28,000)
Borrowings under bank credit facilities - maturities longer than 90 days	2,343,000	—	—	450,000	—	2,793,000
Repayments under bank credit facilities - maturities longer than 90 days	(2,343,000)	—	—	(450,000)	—	(2,793,000)
Issuance of senior notes	500,000	—	—	—	—	500,000
Retirement of senior notes	(462,226)	(150,036)	—	—	—	(612,262)
Debt issuance costs	(23,576)	—	—	—	—	(23,576)
Intercompany accounts	985,465	(776,479)	138,013	(346,999)	—	—
Distributions to noncontrolling interest owners	—	—	—	(318,348)	—	(318,348)
Other	(4,506)	—	—	(3,016)	—	(7,522)
Net cash provided by (used in) financing activities	967,157	(926,515)	138,013	(668,363)	—	(489,708)
Effect of exchange rate on cash	—	—	—	(443)	—	(443)
Cash and cash equivalents
Net increase for the period	124,275	11,215	—	124,670	—	260,160
Balance, beginning of period	254,385	226,242	—	1,062,882	—	1,543,509
Balance, end of period	$378,660	$237,457	$—	$1,187,552	$—	$1,803,669